Basis of preparation	12 Months Ended
Dec. 31, 2017
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Basis of preparation
2.	Basis of preparation

These consolidated financial statements, including comparatives, have been prepared using accounting policies in compliance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Certain prior period balances have been reclassified to conform to current period presentation.

The consolidated financial statements were authorized for issue by the Board of Directors on March 21, 2018.

Upcoming changes in accounting standards

The following standards have been published and are mandatory for Eldorado’s annual accounting periods no earlier than January 1, 2018:

•	IFRS 2 ‘Share-Based Payments’ – In June 2016, the IASB issued final amendments to this standard. IFRS 2 clarifies the classification and measurement of share-based payment transactions. These amendments deal with variations in the final settlement arrangements including: (a) accounting for cash-settled share-based payment transactions that include a performance condition, (b) classification of share-based payment transactions with net settlement features, and (c) accounting for modifications of share-based payment transactions from cash-settled to equity. IFRS 2 is effective for annual reporting periods beginning on or after January 1, 2018, with early adoption permitted. The Company plans to apply this standard at the date it becomes effective. The Company does not expect the impact of these changes to be material.

•	IFRS 9 ‘Financial Instruments’ – This standard was published in July 2014 and replaces the existing guidance in IAS 39, ‘Financial Instruments: Recognition and Measurement’. IFRS 9 includes revised guidance on the classification and measurement of financial instruments, including a new expected credit loss model for calculating impairment on financial assets, and the new general hedge accounting requirements. It also carries forward the guidance on recognition and derecognition of financial instruments from IAS 39. IFRS 9 is effective for annual reporting periods beginning on or after January 1, 2018, with early adoption permitted. The Company plans to apply this standard at the date it becomes effective.

The Company has completed its assessment of the impact of IFRS 9 and expects the following impacts upon adoption:

i)	the classification of its financial assets and liabilities to remain consistent under the new standard, with the exception of equity securities. The Company will make the irrevocable election to continue to measure its long-term investments in equity securities at fair value through other comprehensive income. As a result and following the new standard, all realized and unrealized gains and losses will be recognized permanently in other comprehensive income with no reclassification to profit or loss upon impairment and disposition.

ii)	the Company does not expect to apply hedge accounting to hedge components of its non-financial items.

iii)	the Company does not expect a material impact to its financial statements from any of the other changes to this standard, including the new expected credit loss model for calculating impairment on financial assets.
•	IFRS 15 ‘Revenue from Contracts with Customers’ – This standard contains a single model that applies to contracts with customers and two approaches to recognising revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much and when revenue is recognized. New estimates and judgmental thresholds have been introduced, which may affect the amount and/or timing of revenue recognized. This standard is effective for annual reporting periods beginning on or after January 1, 2018, with early adoption permitted. The Company plans to apply this standard at the date it becomes effective and will be adopting the modified retrospective approach.

The Company has performed a detailed review and assessment of its sales contracts, including doré and concentrate sale agreements, and has concluded that no adjustments are required in respect of current revenue recognition practices. The Company will have additional disclosures required by the new standard, in particular in relation to the impact of provisional pricing adjustments on its concentrate sales.

•	IFRS 16 ‘Leases’ – This standard was published in January 2016 and replaces the existing guidance in IAS 17, ‘Leases’. IFRS 16 introduces a single accounting model for lessees and for all leases with a term of more than 12 months, unless the underlying asset is of low value. A lessee will be required to recognize a right-of-use asset, representing its right to use the underlying asset, and a lease liability, representing its obligation to make lease payments. The accounting treatment for lessors will remain largely the same as under IAS 17. IFRS 16 is effective for annual reporting periods beginning on or after January 1, 2019, with early adoption permitted.

The Company plans to apply this standard at the date it becomes effective and expects that, under this standard, the present value of most lease commitments will be shown as a liability on the balance sheet together with an asset representing the right of use, including those classified as operating leases under the existing standard. This implies higher amounts of depreciation expense and interest on lease liabilities that will be recorded in the Company’s profit and loss results. Additionally, a corresponding reduction in general and administrative costs and/or production costs is expected. The extent of the impact of adopting the standard has not yet been determined.

The Company is currently working in the development of its implementation plan and expects to report more detailed information, including estimated quantitative financial impacts, if material, in its consolidated financial statements as the effective date approaches.

There are other new standards, amendments to standards and interpretations that have been published and are not yet effective. The Company believes they will have no material impact on its consolidated financial statements.